Condensed Statements of Changes In Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2022	₪ 118,284	₪ 10,045	₪ (101,775)	₪ 26,554
Share-based payment		478		478
Net proceeds allocated to ADSs issued as Commitment Shares in transaction of equity line	87			87
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	188			188
Comprehensive loss for the period			(17,753)	(17,753)
Balance at Jun. 30, 2023	118,559	10,523	(119,528)	9,554
Balance at Dec. 31, 2022	118,284	10,045	(101,775)	26,554
Share-based payment		978		978
Net proceeds allocated to ADSs issued as Commitment Shares in transaction of equity line	87			87
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	9,670			9,670
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,433			3,433
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	3,685			3,685
Exercise of restricted share units into ordinary shares	84	(84)
Comprehensive loss for the period			(33,835)	(33,835)
Balance at Dec. 31, 2023	135,243	10,939	(135,610)	10,572
Share-based payment		388		388
Issuance of ADS resulted from partial exercise of Commitment Amount under equity line	6,812			6,812
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,912			3,912
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	4,222			4,222
Exercise of restricted share units into ordinary shares	164	(164)
Comprehensive loss for the period			(16,284)	(16,284)
Balance at Jun. 30, 2024	₪ 150,353	₪ 11,163	₪ (151,894)	₪ 9,622